                           --------------------------
                           PLAN INVESTMENT FUND, INC.


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998




                          ADMINISTRATOR:
                          ---------------------------------------------------
                          Health Plans
                          =====================================  ------------
                          CAPITAL SERVICES
                                      CORP                           CSC
                                                                 ------------
                          225 N. Michigan * Chicago, IL 60601 * (312)297-6372

_______________________________________________________________________________
                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
_______________________________________________________________________________

                                                  July 27, 1998


Fellow Investors:

On behalf of the Board of Trustees, I am pleased to submit the 1998 Semi-Annual Report for Plan Investment Fund, Inc. As shown in the accompanying tables, the Portfolios continued to maintain competitive returns and the highest quality ratings. However, average assets declined during the first half of 1998. This is most likely due to the reduced profitability some Blue Cross Blue Shield Plans are experiencing, as well as Plans reducing their positions in very short-term maturity securities.

Interest rates remained in a trading range for the first half of 1998, with the yield of 30-year Treasury Bonds generally below 6%. Despite low unemployment numbers and news about shortages of skilled workers and wage pressure, inflation was well under control. Some analysts currently believe the economy is on an even keel while others are concerned that problems in Asia could lead to a domestic recession. Reports that the Federal Reserve could lower interest rates may spur investors to reallocate their funds to a greater weighting in bonds.

Plan Investment Fund investors have been taking advantage of the Government/REPO Portfolio yields with the 1998 average balance increasing by $40 million over 1997 to $238 million. This Portfolio provides very competitive rates, a one day average maturity and the highest quality ratings. The Money Market Portfolio also has a very high quality rating and same day availability of funds with an average maturity in the 40 to 60 day range. There has been very little activity in the Short-Term Portfolio; however, last year's extension of the target maturity to nine months is having a positive impact on the total return of the Portfolio.

The Plan Investment Fund Portfolios continue to provide Blue Cross Blue Shield Plans with high quality, tobacco free investment opportunities. We look forward to serving your investment needs.


                                   Sincerely,



                                   Philip A. Goss
                                   President and Chief Executive Officer

------------------------------------------------------------------------------------------
                   COMPARATIVE  PERFORMANCE:  ANNUALIZED  TOTAL  RETURN
------------------------------------------------------------------------------------------

Periods Ended                               Three         Six          One          From
June 30, 1998                              Months       Months        Year       Inception*
-------------                              ------       ------        ----       ----------
GOVERNMENT/REPO PORTFOLIO                   5.62%        5.63%        5.64%         5.60%
Donoghues Inst. Money Market Avg.           5.30%        5.33%        5.35%         5.31%
Repurchase Agreements                       5.61%        5.61%        5.63%         5.59%

MONEY MARKET PORTFOLIO                      5.50%        5.53%        5.56%         5.96%
Donoghues Inst. Money Market Avg.           5.30%        5.33%        5.35%         5.76%
Repurchase Agreements                       5.61%        5.61%        5.63%         5.89%

SHORT-TERM PORTFOLIO                        5.60%        5.66%        5.90%         6.11%
6  Month  Treasury  Bill                    5.40%        5.41%        5.44%         5.85%
1 - 3  Year  Treasury  Note Index           6.28%        6.19%        6.81%         7.11%

* Inception dates:
------------------
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market and Short-Term Portfolios

------------------------------------------------------------------------------------------
                                PORTFOLIO  CHARACTERISTICS
------------------------------------------------------------------------------------------

                                                                     Closing       Closing
                                           Average      Closing      Average       Average
Portfolio/Month                             Yield        Price      Maturity       Quality
---------------                            -------      -------     --------       -------
GOVERNMENT/REPO PORTFOLIO
   April                                    5.47%        $1.00        1 Day          A1+
   May                                      5.46%        $1.00        1 Day          A1+
   June                                     5.52%        $1.00        1 Day          A1+

MONEY MARKET PORTFOLIO
   April                                    5.36%        $1.00       49 Days         A1+
   May                                      5.37%        $1.00       60 Days         A1+
   June                                     5.38%        $1.00       54 Days         A1+

SHORT-TERM PORTFOLIO
   April                                    5.50%        $9.97      8.1 Months       AAA
   May                                      5.46%        $9.97      8.5 Months       AAA
   June                                     5.44%        $9.97      9.2 Months       AAA

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                           GOVERNMENT/REPO PORTFOLIO

                                 June 30, 1998

                                                              PERCENTAGE
                                                                  OF             PAR
                                                              NET ASSETS        (000)             VALUE
                                                              ----------      --------         ------------
-----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                    63.2%
-----------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation
   5.85% (7/01/98)
   (Cost $175,000,000)                                                        $175,000         $175,000,000
                                                                                               ------------
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                            37.2%
-----------------------------------------------------------------------------------------------------------

Hong Kong Shanghai Bank Securities, Inc.
   5.60% (7/01/98)
   To be repurchased at $10,001,555.56
   (Collateralized by $10,000,000 U.S.
   Treasury Note, 5.375%; due 1/31/00;
   Market Value $10,213,260)                                                    10,000           10,000,000

Morgan Stanley & Co.
   6.25%-6.45% (7/01/98)
   To be repurchased at $38,106,814.02
   (Collateralized by $38,994,070 Federal
   National Mortgage Association Bonds
   and U.S. Treasury Notes, 3.625% to 8.875%;
   due from 9/30/98 to 4/01/37;
   Market Value $38,981,264)                                                    38,100           38,100,000

SBC Warburg Dillon Read, Inc.
   5.70%-5.90% (7/01/98)
   To be repurchased at $55,008,930.56
   (Collateralized by $70,134,265 Federal Home
   Loan Mortgage Corporation Bonds, Federal
   National Mortgage Association Bonds,
   Government National Mortgage Association
   Bonds and U.S. Treasury Notes, 5.625% to
   7.169%; due from 12/31/99 to 1/01/35;
   Market Value $56,713,761)                                                    55,000           55,000,000
                                                                                               ------------

TOTAL REPURCHASE AGREEMENTS                                                                     103,100,000
(Cost $103,100,000)                                                                            ------------

                            STATEMENT OF NET ASSETS

                           GOVERNMENT/REPO PORTFOLIO

                                                              PERCENTAGE
                                                                  OF
                                                              NET ASSETS                           VALUE
                                                              ----------                       ------------
TOTAL INVESTMENTS IN SECURITIES                                   100.4%                       $278,100,000
  (Cost $278,100,000*)

LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.4%)                         (1,081,476)
                                                              ----------                       ------------

NET ASSETS (Applicable to 277,018,524
PCs outstanding)                                                  100.0%                       $277,018,524
                                                              ==========                       ============

NET ASSET VALUE, offering and
redemption price per PC
($277,018,524/277,018,524 PCs)                                                                 $       1.00
                                                                                               ============

*  Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                             MONEY MARKET PORTFOLIO

                                 June 30, 1998


                                                               PERCENTAGE
                                                                   OF            PAR
                                                               NET ASSETS       (000)             VALUE
                                                               ----------      -------        ------------
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                           4.1%
----------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT
   Chase Manhattan Corp.
      5.73% (5/17/99)                                                          $ 7,000        $  6,996,341
   First Tennessee Bank
      5.65% (3/02/99)                                                           10,000           9,995,982
                                                                                              ------------

      TOTAL CERTIFICATES OF DEPOSIT                                                             16,992,323
      (Cost $16,992,323)                                                                      ------------


----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                 66.5%
----------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES                                           7.3%
   Corporate Asset Funding, Inc.
      5.50% (8/12/98)                                                           15,000          14,903,750
   Corporate Receivables Corp.
      5.52% (8/17/98)                                                           15,000          14,891,900
                                                                                              ------------
                                                                                                29,795,650
                                                                                              ------------

COMMERCIAL PRINTING                                               3.1%
   R.R. Donnelley & Sons
      6.10% (7/01/98)                                                           12,700          12,700,000
                                                                                              ------------

FINANCE LESSORS                                                   4.3%
   IBM Credit Corp.
      5.46% (9/28/98)                                                           18,000          17,757,030
                                                                                              ------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT                                 3.6%
   Panasonic Finance Inc.
      5.51% (11/03/98)                                                          15,000          14,713,021
                                                                                              ------------

                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO

                                                               PERCENTAGE
                                                                   OF            PAR
                                                               NET ASSETS       (000)             VALUE
                                                               ----------      -------        ------------
LIFE INSURANCE                                                   13.2%
   American General Corp.
      5.49% (9/18/98)                                                          $15,000        $ 14,819,288
   Prudential Funding Corp.
      5.40% (7/23/98)                                                           20,000          19,934,000
   USAA Capital Corp.
      5.46% (8/26/98)                                                           19,500          19,334,380
                                                                                              ------------
                                                                                                54,087,668
                                                                                              ------------

MISCELLANEOUS BUSINESS CREDIT                                     3.6%
   National Rural Utilities Corp.
      5.49% (7/09/98)                                                           14,600          14,582,187
                                                                                              ------------

PERSONAL CREDIT INSTITUTIONS                                      4.9%
   Ford Motor Credit Corp.
      5.45% (8/04/98)                                                           20,000          19,897,055
                                                                                              ------------

PETROLEUM REFINING                                                2.4%
   Koch Industries, Inc.
      6.25% (7/01/98)                                                           10,000          10,000,000
                                                                                              ------------

PIPE LINES                                                        1.7%
   Colonial Pipeline Co.
      5.52% (10/27/98)                                                           7,000           6,873,346
                                                                                              ------------

SECURITY BROKERS & DEALERS                                        3.6%
   Merrill Lynch & Co.
      5.51% (10/29/98)                                                          15,000          14,724,500
                                                                                              ------------

SERVICES - EQUIPMENT RENT & LEASE                                 4.3%
   International Lease & Finance Corp.
      5.47% (10/08/98)                                                          18,000          17,729,235
                                                                                              ------------

                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO


                                                               PERCENTAGE
                                                                   OF            PAR
                                                               NET ASSETS       (000)            VALUE
                                                               ----------      -------        ------------
SHORT-TERM BUSINESS CREDIT                                        14.5%
   American Express Credit Corp.
      5.45% (7/29/98)                                                          $15,000        $ 14,936,417
   Block Financial Corp.
      5.56% (9/11/98)                                                           15,000          14,833,200
   C.I.T. Group Holdings, Inc.
      5.50% (9/29/98)                                                           10,000           9,862,500
   Ciesco LP
      5.47% (7/24/98)                                                           20,000          19,930,106
                                                                                              ------------
                                                                                                59,562,223
                                                                                              ------------

      TOTAL COMMERCIAL PAPER                                                                   272,421,915
      (Cost $272,421,915)                                                                     ------------

----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                             18.3%
----------------------------------------------------------------------------------------------------------

   Goldman Sachs & Co.
      5.60% (7/01/98)
      To be repurchased at $15,002,333.33
      (Collateralized by $23,982,488 Federal
      Home Loan Mortgage Corporation Bonds,
      6.1875%; due 11/15/23;
      Market Value $15,450,000)                                                 15,000          15,000,000

   Morgan Stanley & Co.
      6.45% (7/01/98)
      To be repurchased at $24,804,443.33
      (Collateralized by $23,650,000 U.S.
      Treasury Note, 8.875%; due on 5/15/00;
      Market Value $25,304,554)                                                 24,800          24,800,000

   SBC Warburg Dillon Read, Inc.
      5.70%-6.00% (7/01/98)
      To be repurchased at $35,005,708.33
      (Collateralized by $35,215,300 Federal
      Home Loan Mortgage Corporation Bonds
      and Federal National Mortgage Association
      Bonds, 6.00% to 7.00%; due from 3/01/13
      to 6/01/28;
      Market Value $36,081,319)                                                 35,000          35,000,000
                                                                                              ------------

      TOTAL REPURCHASE AGREEMENTS                                                               74,800,000
      (Cost $74,800,000)                                                                      ------------


                            STATEMENT OF NET ASSETS

                             MONEY MARKET PORTFOLIO


                                                               PERCENTAGE
                                                                   OF            PAR
                                                               NET ASSETS       (000)             VALUE
                                                               ----------      -------        ------------
----------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                        11.4%
----------------------------------------------------------------------------------------------------------

BANK NOTES                                                        2.3%
   Key Bank National Association
      5.64% (7/01/98)                                                          $ 9,500        $  9,500,428

BANKS                                                             3.0%
   Banc One Corp.
      5.6275% (9/18/98)                                                         12,000          11,999,692

SECURITY BROKERS & DEALERS                                        6.1%
   Bear Stearns Companies, Inc.
      5.6687% (8/05/98)                                                         25,000          25,000,000
                                                                                              ------------

      TOTAL VARIABLE RATE OBLIGATIONS                                                           46,500,120
      (Cost $46,500,120)                                                                      ------------


TOTAL INVESTMENTS IN SECURITIES                                     100.3%                     410,714,358
      (Cost $410,714,358*)

LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.3%)                      (1,328,824)
                                                               ----------                     ------------

NET ASSETS (Applicable to 409,384,824
PCs outstanding)                                                    100.0%                    $409,385,534
                                                               ==========                     ============

NET ASSET VALUE, offering and
redemption price per PC
($409,385,534/409,384,824 PCs)                                                                $       1.00
                                                                                              ============

*  Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                            STATEMENT OF NET ASSETS
                                  (Unaudited)

                              SHORT-TERM PORTFOLIO

                                 June 30, 1998


                                                            PERCENTAGE
                                                                OF            PAR
                                                            NET ASSETS       (000)            VALUE
                                                            ----------      -------       ------------
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      16.2%
------------------------------------------------------------------------------------------------------

   U.S. Treasury Notes
      6.375% (5/15/99)                                                      $ 3,600       $  3,625,309
      6.25% (5/31/99)                                                         1,000          1,006,411
      5.375% (2/15/01)                                                        2,380          2,370,694
                                                                                          ------------

      TOTAL U.S. TREASURY OBLIGATIONS                                                        7,002,414
      (Cost $6,970,445)                                                                   ------------

------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                  10.1%
------------------------------------------------------------------------------------------------------

   Federal Home Loan Bank Bonds
      5.58% (3/11/99)                                                         2,000          2,000,320

   Federal Home Loan Mortgage Corp.
      Gold Balloon
      6.50% (7/01/01)                                                         2,336          2,354,379
                                                                                          ------------

      TOTAL AGENCY OBLIGATIONS                                                               4,354,699
      (Cost $4,339,597)                                                                   ------------

------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                         2.3%
------------------------------------------------------------------------------------------------------

   Ford Credit Motor Trust 95-A
      5.90% (10/31/98)                                                          108            107,726

   Honda Auto Receivables Grantor Trust 1997-A
      5.85% (5/31/99)                                                           897            896,943
                                                                                          ------------

      TOTAL ASSET BACKED SECURITIES                                                          1,004,669
      (Cost $1,001,370)                                                                   ------------

------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                         4.6%
------------------------------------------------------------------------------------------------------

   Chase Manhattan Bank
      5.745% (5/10/99)                                                        2,000          2,001,320
      (Cost $1,999,097)                                                                   ------------

                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO


                                                             PERCENTAGE
                                                                 OF            PAR
                                                             NET ASSETS       (000)           VALUE
                                                             ----------      ------       ------------
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                               40.6%
------------------------------------------------------------------------------------------------------

CHEMICALS                                                       1.5%
   Merck & Co., Inc.
      6.05% (7/01/98)                                                        $  625       $    625,000
                                                                                          ------------
ENTERTAINMENT                                                   2.4%
   Walt Disney
      5.42% (7/28/98)                                                         1,045          1,040,681
                                                                                          ------------

FINANCE LESSORS                                                 4.5%
   General Electric Capital Corp.
      5.45% (11/24/98)                                                        2,000          1,955,492
                                                                                          ------------

FINANCIAL SERVICES                                              4.6%
   USAA Capital Corp.
      5.35% (7/13/98)                                                         1,995          1,991,383
                                                                                          ------------

FINANCIAL                                                       4.6%
   Cafco C.P.
      5.52% (7/14/98)                                                         2,010          2,005,993
                                                                                          ------------

FOODS                                                           4.6%
   Hershey Foods Corp.
      5.60% (7/09/98)                                                         2,000          1,997,511
                                                                                          ------------

NATURAL GAS                                                     4.6%
   Amoco Corp.
      5.40% (7/17/98)                                                         2,000          1,994,960
                                                                                          ------------

TELECOMMUNICATIONS                                             13.8%
   Ameritech Corp.
      5.46% (7/06/98)                                                         2,000          1,998,483
   Bell South Telecommunications
      5.70% (7/08/98)                                                         2,000          1,997,783
   Lucent Technologies
      5.50% (7/15/98)                                                         2,000          1,995,722
                                                                                          ------------
                                                                                             5,991,988
                                                                                          ------------

      TOTAL COMMERCIAL PAPER                                                                17,603,008
      (Cost $17,603,680)                                                                  ------------

                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO

                                                             PERCENTAGE
                                                                 OF           PAR
                                                             NET ASSETS      (000)            VALUE
                                                             ----------     -------       ------------
------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES                                              25.9%
------------------------------------------------------------------------------------------------------

AUTOMOBILES                                                     4.6%
   General Motors Acceptance Corp.
      5.6875% (9/09/98)                                                     $ 1,000       $    999,670
      6.20% (12/07/98)                                                        1,000          1,001,810
                                                                                          ------------
                                                                                             2,001,480
                                                                                          ------------

BANKS                                                           9.3%
   FCC National Bank Wilmington, Delaware
      6.05% (11/04/98)                                                        2,000          2,000,800
   Morgan Guaranty Trust Co.
      5.93% (8/31/98)                                                         2,000          1,999,700
                                                                                          ------------
                                                                                             4,000,500
                                                                                          ------------

FINANCIAL SERVICES                                              2.8%
   Citicorp
      6.70% (4/30/01)                                                         1,170          1,192,300
                                                                                          ------------

PERSONAL CREDIT INSTITUTIONS                                    4.6%
   Associates Corp. North America
      6.125% (11/12/99)                                                         500            501,395
      6.375% (6/15/00)                                                        1,500          1,512,150
                                                                                          ------------
                                                                                             2,013,545
                                                                                          ------------

SECURITIES BROKERS AND DEALERS                                  4.6%
   Merrill Lynch & Co.
      6.64% (4/09/99)                                                         2,000          2,011,940
                                                                                          ------------

      TOTAL MEDIUM TERM NOTES                                                               11,219,765
      (Cost $11,203,340)                                                                  ------------

                            STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO

                                                             PERCENTAGE
                                                                 OF
                                                             NET ASSETS                       VALUE
                                                             ----------                   ------------
TOTAL INVESTMENTS IN SECURITIES                                   99.7%                   $ 43,185,875
   (Cost $43,117,529*)

OTHER ASSETS IN EXCESS OF LIABILITIES                              0.3%                        121,683
                                                             ----------                   ------------

NET ASSETS (Applicable to 4,342,485
PCs outstanding)                                                 100.0%                   $ 43,307,558
                                                             ==========                   ============

NET ASSET VALUE, offering and
redemption price per PC
($43,307,558/4,342,485 PCs)                                                               $       9.97
                                                                                          ============

*  Aggregate cost for Federal tax purposes.
   The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
   $70,063; excess of tax cost over value
   $1,717.




                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                  (Unaudited)

                         SIX MONTHS ENDED JUNE 30, 1998

                                                       GOVERNMENT/REPO        MONEY MARKET        SHORT-TERM
                                                          PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                       ---------------        ------------        ----------
INTEREST INCOME                                        $     6,602,664        $ 12,489,009        $1,399,217

EXPENSES
   Investment advisory fee                                     234,679             393,461            71,914
   Administration fee                                           59,075             110,604            12,030
   Custodian                                                    16,549              23,631             4,897
   Audit                                                         5,547              11,359             1,410
   Insurance                                                     5,807              10,947             1,190
   Legal                                                         4,212               7,143               834
   Transfer agent                                                3,179               3,880               523
   Trustee expenses                                              1,234               2,314               295
   Professional services                                         5,940               2,007               -
   Printing                                                      2,111               2,762               431
   Service agent                                                   -                   -              50,000
   Miscellaneous                                                   505                 379                54
   Fees waived                                                (220,687)               (449)          (71,400)
                                                       ---------------        ------------        ----------
              Total Expenses                                   118,151             568,038            72,178

NET INVESTMENT INCOME                                        6,484,513          11,920,971         1,327,039

NET REALIZED GAIN ON SECURITIES SOLD                               -                   710            16,077
UNREALIZED APPRECIATION OF SECURITIES                              -                   -               4,612
                                                       ---------------        ------------        ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $     6,484,513        $ 11,921,681        $1,347,728
                                                       ===============        ============        ==========

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                           GOVERNMENT/REPO PORTFOLIO


                                                             SIX MONTHS ENDED                  YEAR ENDED
                                                               JUNE 30, 1998               DECEMBER 31, 1997
                                                             ----------------              -----------------
                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                     $     6,484,513                $     10,736,237
   Net realized gain (loss) on securities sold                           -                               -
                                                             ---------------                ----------------
      Net increase in net assets
         resulting from operations                                 6,484,513                      10,736,237
                                                             ---------------                ----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.027
      and $.054 per PC                                            (6,484,513)                    (10,736,237)
                                                             ---------------                ----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,521,344,810
      and 2,398,408,529 PCs                                    1,521,344,810                   2,398,408,529

   Value of 3,051,812 and 2,783,503 PCs
      issued in reinvestment of dividends                          3,051,812                       2,783,503

   Cost of 1,446,616,036 and 2,358,336,068
      PCs repurchased                                         (1,446,616,036)                 (2,358,336,068)
                                                             ---------------                ----------------

   Increase (decrease) in net assets derived
      from capital transactions                                   77,780,586                      42,855,964
                                                             ---------------                ----------------

   Total increase (decrease) in net assets                        77,780,586                      42,855,964

NET ASSETS:

   Beginning of period                                           199,237,938                     156,381,974
                                                             ---------------                ----------------

   End of period                                             $   277,018,524                $    199,237,938
                                                             ===============                ================

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                             MONEY MARKET PORTFOLIO

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                             JUNE 30, 1998               DECEMBER 31, 1997
                                                            ----------------             -----------------
                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                    $    11,920,971               $     27,767,147
   Net realized gain (loss) on securities sold                          710                          2,417
                                                            ---------------               ----------------
      Net increase in net assets
         resulting from operations                               11,921,681                     27,769,564
                                                            ---------------               ----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.027
      and $.054 per PC                                          (11,920,971)                   (27,767,147)

   Net capital gains                                                    -                             (502)

   Total distributions                                          (11,920,971)                   (27,767,649)
                                                            ---------------               ----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,958,710,456
      and 4,217,170,475 PCs                                   1,958,710,456                  4,217,170,475

   Value of 9,050,969 and 19,203,139 PCs
      issued in reinvestment of dividends                         9,050,969                     19,203,139

   Cost of 1,973,001,831 and 4,346,622,164
      PCs repurchased                                        (1,973,001,831)                (4,346,622,164)
                                                            ---------------               ----------------

   Increase (decrease) in net assets derived
      from capital transactions                                  (5,240,406)                  (110,248,550)
                                                            ---------------               ----------------

   Total increase (decrease) in net assets                       (5,239,696)                  (110,246,635)

NET ASSETS:

   Beginning of period                                          414,625,230                    524,871,865
                                                            ---------------               ----------------

   End of period                                            $   409,385,534               $    414,625,230
                                                            ===============               ================

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                              SHORT-TERM PORTFOLIO


                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                              JUNE 30, 1998                DECEMBER 31, 1997
                                                            ----------------               -----------------
                                                               (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                                    $     1,327,039                $       2,855,386
   Net realized gain (loss) on securities sold                       16,077                          (40,211)
   Unrealized appreciation (depreciation)
      of securities                                                   4,612                          116,061
                                                            ---------------                -----------------
         Net increase in net assets
            resulting from operations                             1,347,728                        2,931,236
                                                            ---------------                -----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.273
      and $.547 per PC                                           (1,327,039)                      (2,855,386)
                                                            ---------------                -----------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,323,298
      and 924,097 PCs                                            13,194,097                        9,215,049

   Value of 100,874 and 233,412 PCs
      issued in reinvestment of dividends                         1,005,889                        2,322,245

   Cost of 1,737,015 and 3,533,885
      PCs repurchased                                           (17,318,042)                     (35,148,367)
                                                            ---------------                -----------------

   Increase (decrease) in net assets derived
      from capital transactions                                  (3,118,056)                     (23,611,073)
                                                            ---------------                -----------------

   Total increase (decrease) in net assets                       (3,097,367)                     (23,535,223)

NET ASSETS:

   Beginning of period                                           46,404,925                       69,940,148
                                                            ---------------                -----------------

   End of period                                            $    43,307,558                $      46,404,925
                                                            ===============                =================

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                           GOVERNMENT/REPO PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period


                                                    SIX MONTHS          YEAR           YEAR           6/1/95(1)
                                                      ENDED             ENDED          ENDED           THROUGH
                                                     6/30/98          12/31/97       12/31/96         12/31/95
                                                    ----------        --------       --------         --------
                                                   (Unaudited)

Net Asset Value, Beginning of Period                 $   1.00         $   1.00       $   1.00         $   1.00
                                                     --------         --------       --------         --------

Income From Investment Operations:
---------------------------------
Net Investment Income                                   0.027            0.054          0.053            0.034
Net Realized Gain (Loss) on Investments                     0                0              0                0
                                                     --------         --------       --------         --------

Total From Investment Operations                        0.027            0.054          0.053            0.034
                                                     --------         --------       --------         --------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                               (0.027)          (0.054)        (0.053)          (0.034)
Distributions to PC holders from
   Net Capital Gains                                        0                0              0                0
                                                     --------         --------       --------         --------
Total Distributions                                    (0.027)          (0.054)        (0.053)          (0.034)
                                                     --------         --------       --------         --------

Net Asset Value, End of Period                       $   1.00         $   1.00       $   1.00         $   1.00
                                                     ========         ========       ========         ========

Total Return                                             5.63% (3)        5.57%          5.42%            5.99% (3)

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)                      $277,019         $199,238       $156,382         $119,080
Ratio of Expenses to Average
   Net Assets(2)                                         0.10% (3)        0.10%          0.10%            0.10% (3)
Ratio of Net Investment Income
   to Average Net Assets                                 5.49% (3)        5.44%          5.29%            5.78% (3)

---------------------------------------

(1)   Commencement of operations

(2) Without the waiver of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .29% for the six months ended June 30, 1998 and .29%, .29% and .30% for the fiscal periods ended December 31, 1997, 1996 and 1995, respectively.

(3)   Annualized

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                             MONEY MARKET PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                             SIX MONTHS          YEAR          YEAR           YEAR          YEAR           YEAR
                                               ENDED            ENDED         ENDED           ENDED        ENDED           ENDED
                                              6/30/98          12/31/97      12/31/96       12/31/95      12/31/94       12/31/93
                                             ----------        --------      --------       --------      --------       --------
                                            (Unaudited)
Net Asset Value, Beginning of Period          $   1.00         $   1.00      $   1.00       $   1.00      $   1.00       $   1.00
                                              --------         --------      --------       --------      --------       --------

Income From Investment Operations:
---------------------------------
Net Investment Income                            0.027            0.054         0.052          0.058         0.041          0.030
Net Realized Gain (Loss) on Investments              0                0             0              0             0              0
                                              --------         --------      --------       --------      --------       --------

Total From Investment Operations                 0.027            0.054         0.052          0.058         0.041          0.030
                                              --------         --------      --------       --------      --------       --------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                        (0.027)          (0.054)       (0.052)        (0.058)       (0.041)        (0.030)
Distributions to PC holders from
   Net Capital Gains                                 0                0             0              0             0              0
                                              --------         --------      --------       --------      --------       --------

Total Distributions                             (0.027)          (0.054)       (0.052)        (0.058)       (0.041)        (0.030)
                                              --------         --------      --------       --------      --------       --------

Net Asset Value, End of Period                $   1.00         $   1.00      $   1.00       $   1.00      $   1.00       $   1.00
                                              ========         ========      ========       ========      ========       ========

Total Return                                      5.53% (2)        5.51%         5.38%          5.97%         4.21%          3.07%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)               $409,386         $414,625      $524,872       $584,976      $451,367       $474,838
Ratio of Expenses to Average
   Net Assets(1)                                  0.26% (2)        0.25%         0.23%          0.24%         0.26%          0.24%
Ratio of Net Investment Income
   to Average Net Assets                          5.39% (2)        5.38%         5.24%          5.82%         4.15%          3.02%

---------------------------------------

(1) Without the waiver of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and 1995, respectively.

(2)   Annualized

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS


                              SHORT-TERM PORTFOLIO

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                            SIX MONTHS          YEAR         YEAR         YEAR         YEAR         YEAR
                                               ENDED           ENDED        ENDED         ENDED        ENDED        ENDED
                                              6/30/98         12/31/97     12/31/96     12/31/95     12/31/94     12/31/93
                                            ----------        --------     --------     --------     --------     --------
                                            (Unaudited)
Net Asset Value, Beginning of Period         $    9.97        $   9.95     $  10.00     $   9.93     $  10.03     $  10.05

Income From Investment Operations:
---------------------------------
Net Investment Income                            0.273           0.547        0.542        0.599        0.440        0.377
Net Realized and Unrealized
   Gain (Loss) on Investments                      -             0.020       (0.050)       0.070       (0.100)      (0.009)
                                             ---------        --------     --------     --------     --------     --------
Total From Investment Operations                 0.273           0.567        0.492        0.669        0.340        0.368
                                             ---------        --------     --------     --------     --------     --------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                        (0.273)         (0.547)      (0.542)      (0.599)      (0.440)      (0.377)
Distributions to PC holders from
   Net Capital Gains                               -               -            -            -            -         (0.011)
                                             ---------        --------     --------     --------     --------     --------
Total Distributions                             (0.273)         (0.547)      (0.542)      (0.599)      (0.440)      (0.388)
                                             ---------        --------     --------     --------     --------     --------
Net Asset Value, End of Period               $    9.97        $   9.97     $   9.95     $  10.00     $   9.93     $  10.03
                                             =========        ========     ========     ========     ========     ========

Total Return                                      5.66% (3)       5.85%        5.08%        6.92%        3.46%        3.72%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)              $  43,308        $ 46,405     $ 69,940     $ 63,922     $103,240     $186,808
Ratio of Expenses to Average
   Net Assets(1)                                  0.30% (3)       0.30%        0.30%        0.30%        0.30%        0.30%
Ratio of Net Investment Income
   to Average Net Assets                          5.52% (3)       5.47%        5.43%        6.00%        4.29%        3.74%
Portfolio Turnover Rate(2)                        22.4% (3)       79.2%       119.0%        64.8%        47.6%        34.1%

-----------------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .60% for the six months ended June 30, 1998 and .57%, .48%, .43%, .37% and .32% for the fiscal periods ended December 31, 1997, 1996, 1995, 1994 and 1993.

(2)   Excludes security purchases with a maturity of less than one year.

(3)   Annualized

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At June 30, 1998, the Short-Term Portfolio had capital loss carry-forwards amounting to $871,994, $114,232 and $40,211 that expire in 2002, 2004 and 2005 respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered in on June 30, 1998.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 1998 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), formerly known as PNC Institutional Management Corporation ("PIMC"), an indirectly owned subsidiary of PNC Bank, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PNC Bank, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1998 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $40,642 of such fees payable by the Short-Term Portfolio for the period ended June 30, 1998. BIMC voluntarily waived $28,110 of service agent fees and CSC voluntarily waived $2,648 of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $337 and $182,801 of advisory fees and CSC voluntarily waived $112 and $37,886 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At June 30,1998, net assets consisted of:


                                     Government/REPO      Money Market        Short-Term
                                        Portfolio          Portfolio          Portfolio
                                     ---------------    ---------------      -------------
Capital paid in....................   $ 277,018,524     $ 409,384,824        $ 44,249,572
Accumulated realized gain (loss) on
 security transactions............          -                     710          (1,010,360)
Net unrealized appreciation of
 investments......................          -                 -                    68,346
                                     ---------------    ---------------      -------------
                                      $ 277,018,524     $ 409,385,534        $ 43,307,558
                                     ===============    ===============      =============


E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $7,687,300 and $2,739,568, respectively, and purchases and sales of U.S. Government securities were $2,992,142 and $1,739,078 respectively, for the period ended June 30, 1998.

              ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                  (Unaudited)

The 1998 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on April 21,1998. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees and ratified the selection of PricewaterhouseCoopers LLP, formerly Coopers & Lybrand LLP, as the independent certified public accountants for the fiscal year ending December 31, 1998. A total of 476,543,200.567 Participation Certificates, representing 74.8% of the Participation Certificates eligible to be voted at the meeting, were voted as follows:


                                        For                  Against     Abstain
                                        ___                  _______     _______

Election of Trustee nominees            476,543,200.567          0           0

Ratification of independent
 certified public accountants           476,543,200.567          0           0

--------------------------------------------------------------------------------
                           PLAN INVESTMENT FUND, INC.
                                  225 Michigan
                            Chicago, Illinois 60601
                                 (312) 297-6372

                                    TRUSTEES
                                    --------

   HOWARD F. BEACHAM III                   DAVID M. MURDOCH
   President and                           Executive Vice President
     Chief Operating Officer               Blue Cross and Blue Shield
   Blue Cross and Blue Shield                Association
     of Central New York, Inc.
                                           M. EDWARD SELLERS
   PHILIP A. GOSS                          President and
   President and                             Chief Executive Officer
     Chief Executive Officer               Blue Cross and Blue Shield
   Plan Investment Fund, Inc.                of South Carolina
   Health Plans Capital
     Services Corp.                        THOMAS J. WARD
                                           President and
   STEVEN L. HOOKER                          Chief Executive Officer
   Chief Financial Officer and             Blue Cross of Northeastern
     Treasurer                               Pennsylvania
   The Regence Group
                                           SHERMAN M. WOLFF
   RONALD F. KING                          Senior Vice President, Corporate
   President and                             Resources and
     Chief Executive Officer                 Chief Financial Officer
   Blue Cross and Blue Shield              Health Care Service Corporation
     of Oklahoma




                              INVESTMENT ADVISORS
                              -------------------

   GOVERNMENT/REPO PORTFOLIO                        SHORT-TERM PORTFOLIO
   AND MONEY MARKET PORTFOLIO                       --------------------
   --------------------------                       Neuberger & Berman
   BlackRock Institutional Management Corporation   New York, New York
   Wilmington, Delaware